S000083814 [Member] Investment Strategy - iShares Russell 2000 BuyWrite ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the Cboe FTSE Russell IWM 2% OTM BuyWrite Index (the “Underlying Index”). The Underlying Index is designed to measure the performance of a strategy of holding the iShares Russell 2000 ETF (the “Underlying Fund”) while writing (selling) one-month call options primarily on the Russell 2000 Index (the “Option Index”) to generate income. The Fund seeks to achieve its investment objective by investing a substantial portion of its assets in the Underlying Fund and options on the Option Index. A strategy of holding a stock or basket of stocks and selling call options that reference the stock or basket of stocks is commonly known as a “covered call” or “buy-write” strategy. The Underlying Index is a product of Cboe Global Indices, LLC or its affiliates (the “Index Provider” or “CGI”) and FTSE Russell or its affiliates (“Russell”), the index provider for the Underlying Fund.
The Underlying Fund seeks to track the investment results of the Option Index, which measures the performance of the small-capitalization sector of the U.S. equity market, as defined by Russell. The Option Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 1,921 smallest issuers in the Russell 3000 Index. The securities in the Option Index represent a broad range of industries.
The Underlying Index uses “European-style” call options, which can be exercised only on their expiration date. The options trade on national securities exchanges. In writing a call option, the Fund receives a premium, and the purchaser of the option has the right to buy the value of the Option Index at the option’s strike price at expiration. However, the Fund does not expect to settle the outstanding option positions; generally, it purchases offsetting call options on the roll date (as defined below) as necessary to close out the open call position(s). Although the Fund receives option premiums, it does not participate in any market gains of the Underlying Fund that exceed the equivalent strike price of the option on the Option Index. The Fund fully participates in any declines in the value of the Underlying Fund.
The Fund seeks to write call options equal to the full notional amount of shares of the Underlying Fund. In other words, the Fund aims for its short option position in the Option Index to be fully offset, or “covered,” by the long position that the Fund holds in shares of the Underlying Fund. At times, however, there may be a notional mismatch due to differences between the Underlying Fund and the Option Index with respect to pricing, tracking error, dividends, and other factors. In addition, the Fund may opt not to write any options in certain circumstances, primarily if the option is far “out of the money” (i.e., the strike price exceeds the price of the Option Index) and would generate minimal premium income.
Each call option used in the Underlying Index has a strike price closest to 102% of the closing value of the Option Index one day prior to the roll date. The roll date is the day that open call option positions are closed out by purchasing the offsetting call option positions and subsequently writing new call options that expire the following month. The roll date is the business day preceding the expiration date of the options in the Underlying Index. The Underlying Index is rebalanced monthly at the close of trading on the roll date.
If, on the day prior to the roll date, the premium that an option writer would hypothetically receive on the new 102% call option is less than five basis points of the closing value of the Option Index on that day, the Underlying Index will instead select the call option with the strike price closest to 100% of the closing value of the Option Index. Selecting an option with a strike price closest to 100% (rather than 102%) in these circumstances is designed to avoid writing an option whose potential trading costs would exceed the option’s premium.
The Fund may write options on different dates than the Underlying Index’s roll date and may use strike prices, contract sizes, or maturity dates that are different than those for the options used in the Underlying Index. In addition, the Fund may write options that are not on the Option Index but that have investment and fundamental characteristics, in the aggregate, similar to the options used in the Underlying Index.
The Fund expects to make monthly distributions consisting of the option premium received and any dividends received from the Underlying Fund, subject to an approximate cap of 2% of the Fund’s NAV at the time the distribution is being determined. The Fund also makes distributions from net investment income and realized securities gains without limit when such action is necessary or advisable to preserve its status as a regulated investment company (“RIC”) and to avoid the imposition of income or excise taxes on undistributed income or realized gains. The Fund is likely to distribute an amount greater than its earnings and profits, resulting in a return of capital.
As of October 31, 2025, a significant portion of the Underlying Index is represented, through its holdings in the Underlying Fund, by securities of companies in the financial services, healthcare and industrials sectors.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund and the Underlying Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market value and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund and the Underlying Fund may not hold all of the components of the applicable Underlying Index and may hold certain securities or other instruments that are not included in the applicable Underlying Index.
The Underlying Index is provided by the Index Provider and Russell and is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.